C1 Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
C1 Intangible assets

Intangible assets

	Capitalized development expenses		Goodwill		Customer relationships, IPR, and other intangible assets 1)
	2024	2023	2024	2023	2024	2023
Cost
Opening balance	22,983	21,096	91,185	90,914	80,810	82,854
Additions	1,300	2,173	–	–	376	97
Balances regarding acquired/divested business 2)	–	–	–375	348	–249	306
Disposals	–	–153	–	–	–314	– 563
Reclassifications	20	–16	–	–	–	–
Translation differences	268	–117	4,392	–77	4,437	–1,884
Closing balance	24,571	22,983	95,202	91,185	85,060	80,810

Accumulated amortizations
Opening balance	–14,560	–13,646	–	–	–50,405	–48,770
Amortizations	–1,480	–1,137	–	–	–2,500	–3,321
Balances regarding divested business 2)	–	–	–	–	184	–
Disposals	–	153	–	–	314	563
Translation differences	–193	70	–	–	–2,281	1,123
Closing balance	–16,233	–14,560	–	–	–54,688	–50,405

Accumulated impairment losses
Opening balance	–3,745	–3,745	–38,241	–6,344	–7,738	–7,744
Balances regarding divested business 2)	–	–	375	–	65	–
Impairment losses	–	–	–1,260	–31,897	–14,073	–19
Translation differences	–	–	1	–	–672	25
Closing balance	–3,745	–3,745	–39,125	–38,241	–22,418	–7,738
Net carrying value	4,593	4,678	56,077	52,944	7,954	22,667

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”

The total goodwill for the Company is SEK 56.1 (52.9) billion and is allocated to the operating segments Networks, with SEK 29.6 (27.8) billion, Cloud Software and Services, with SEK 3.7 (3.5) billion and Enterprise, with SEK 22.7 (21.6) billion. Within Enterprise Global Communications Platform (Vonage) carries SEK 11.6 (11.1) billion
,
 Enterprise Wireless Solutions (Cradlepoint) SEK 9.9 (9.0) billion and iconectiv carries SEK 1.2 (1.1) billion
. Segment Other does not carry goodwill. More information is disclosed in note B1 “Segment information.”
Impairment losses
In 2024 impairment charges attributed to the acquisition of Vonage were made for intangibles and goodwill by SEK –14.7 billion in the group of
cash generating unit
s
(CGU) Global Communications Platform. This
group consists of one
CGU
including

Communications Platform as a Service (CPaaS
) and one CGU including Cloud
-based Unified Communications as a Service (UCaaS)/Contact Center as a Service (CCaaS) and Consumer (VoIP).
The identification of CGUs in 2024 coincided with management changing the organization from a functional dimension to a product dimension.
The impairment charge was reported in the income statement of segment Enterprise by SEK –1.2 billion on line item Research and development expenses, SEK –12.6 billion on line item Selling and administrative expenses and –0.9 billion on Other operating expenses. The reason for the impairment included
lower market growth outlook and reduction of activities in some countries. The recoverable amount for this group of CGUs

was SEK 17.0 billion this amount was determined by value in use using a discount rate of 11,3% and the recoverable amount determined by Fair value less costs of disposal was lower.
In 2024 impairment charges were
also

made by SEK –0.4 billion in CGU Emodo due to a strategic decision to discontinue the business operation and it was reported on line item Research and development expenses, Selling and administrative expenses and Other operating expenses in the income statement for segment Enterprise. In CGU Enterprise Wireless Solutions an impairment charge of SEK –0.2 billion was made due to a change in strategy and reported on the line item Research an
d de
velopment expenses in the income statement for segment Enterprise. In CGU Networks an impairment charge of SEK –0.04 billion was made due to a strategy change and was reported on line item Research and development expenses in segment Networks.
In 2023 an impairment charge of goodwill attributed to the acquisition of Vonage by SEK –31.9 billion was made in the cash generating unit, CGU, Global Communications Platform and reported on the line item Other operating expenses in the income statement of segment Enterprise. The reason for the impairment was mainly due to macroeconomic headwinds, including rising interest rates and changing demand trends. The impairment charge represented 50% of the total amount of goodwill and other intangible assets attributed to the Vonage acquisition. The recoverable amount for the CGU was SEK 29.5 billion. This amount was determined by value in use and was higher than the value determined by fair value less costs of disposal.
In 2022 there was an impairment loss of intangibles of SEK –61 million in a business related to the Internet of Things in segment Enterprise due to a strategic decision to discontinue the business operation, which is reported on the line item Research and development expenses in the income statement.
Intangible assets
The carrying value of customer relationships, IPR, and other intangible assets is SEK 8.0 (22.7) billion, of which customer relationships, acquired through the Vonage transaction, amounts to SEK 3.4 (16.1) billion with a remaining amortization period of 3 to 7 years.
Capitalized development expenses
The Company capitalizes 5G radio product development costs which are amortized over a period of 3 years. In considering the Company’s climate-related aim to have more energy efficient products, the Company continually assesses the impact of future radio product improvements on the recoverability of such development costs. The conclusion is that the carrying value at year-end
is appropriate as the amortization period and product development lifecycle are relatively short.

Goodwill allocation
Goodwill allocation has not changed during 2024. In 2023 goodwill of SEK 0.3 billion was added to the CGU Enterprise Wireless Solutions within segment Enterprise from the acquisition of Ericom. In 2022 goodwill from the Vonage acquisition was allocated to the CGU Global Communications Platform within segment Enterprise.
Impairment tests
Each of segment Networks and segment Cloud Software and Services is a CGU. There are several CGUs within segment Enterprise. The value in use method (VIU) has been applied for goodwill impairment testing, except for CGU iconectiv where fair value less cost of disposal has been used. For VIU it means that the recoverable amounts for CGUs are established as the present value of expected future cash flows based on business plans approved by management. The assumptions are also based on the Company’s market share ambition and upon information gathered in the Company’s long-term strategy process, including assessments of new technology, the Company’s competitive position and new types of business and customers.
Estimation of future cash flows includes assumptions mainly for the following key financial parameters:
–	Sales growth
–	Development of EBIT (based on EBIT margin or cost of goods sold and operating expenses relative to sales)
–	Related development of working capital and capital expenditure requirements.
The assumptions regarding industry-specific market drivers and market growth are based on industry sources as input to the projections made within the Company for the development 2025–2029 for key telecom industry parameters:
–
By 2029, about 39 years after the introduction of digital mobile technology, it is predicted that there will be 9.4 billion mobile subscriptions (excl. Cellular IoT) compared to 8.7 billion in 2024. Out of all mobile subscriptions, 8.1 billion will be associated with a smartphone.

–	The number of 5G subscriptions is forecasted to reach 5.6 billion (excluding Cellular IoT) by the end of 2029 compared to 2.3 billion in 2024.
–
By 2029, about 50 billion connected devices are forecasted compared to 30 billion in 2024, of the 50 billion around 39 billion will be related to Internet of Things, IoT. Connected IoT devices includes connected cars, machines, meters, sensors, point-of-sale
terminals, consumer electronics and wearables.

–	Cellular IoT is predicted to grow from 3.9 billion devices in end of 2024 to 6.7 billion devices in end of 2029.
–
Mobile data traffic volume is estimated to increase by more than two times in the period 2025–2029. The mobile traffic is driven by smartphone users and video traffic, with mobile video traffic forecasted to grow by around 19% annually through 2029 to account for more than 80% of all mobile data traffic. Fixed Wireless Access traffic is another contributor to mobile traffic, growing with around 27% annually in the period to account for almost 35% of all mobile data traffic in 2029.

Sales growth in the Enterprise segment is driven by the adoption of 5G and the convergence of 5G and Cloud communications in the enterprise market. The Enterprise Wireless WAN market is expected continue to grow at a CAGR significantly above 20% until 2028, while the global CPaaS market growth is assumed to be slightly above 10% in the same period. The CGUs in
Global

Communications Platform
and Enterprise Wireless Solutions have assumed a forecasted compounded annual growth rate above 15% (15%) over the next five years followed by a gradual decline in growth rates. The assumptions reflect the expected high growth market conditions in which both CGUs are present. Market maturity and market growth at long term sustainable levels are not expected to be reached until after the
5-year
forecast period. It is noted that it is more difficult to estimate market conditions the further into the future they are forecasted.
For VIU the forecasted cash flows to calcula
te
recoverable amounts are based on five-year explicit business plans. For the CGUs in
Global Communications Platform and Enterprise Wireless Solutions additional two years have been added to reflect the progression towards the steady state cash flow projections.
There
 are no reasonably possible changes that would lead to the carrying value not being recoverable for any CGU or group of CGUs, except for Global Communications Platform. The recoverable amount of Global Communications Platform exceeds the carrying amount by SEK
1.6 billion.

1%

1%.

after-tax

discount rate has been applied for the discounting of projected after-tax

cash flows. This discounting is not materially different from a discounting based on before-tax

future cash flows and

before-tax

discount rates, as required by IFRS. The higher rate for Global Communications Platform is partly driven by increased uncertainty and partly by the higher risk-free rate implied by USD treasury bonds. Global Communications Platform and Enterprise Wireless Solutions forecast their cash flows in

In note A1 “Material accounting policies,” and note A2 “Judgments and critical accounting estimates,” further disclosures are given regarding goodwill impairment testing. The assumptions for 2023 are disclosed in note C1 “Intangible assets” in the Annual Report of 2023. Risk assessment on the business plans is carried out on a regular basis and an impairment review will be performed if conditions suggest that such assets may be impaired.

Rates per cash generated unit (CGU)

	Post-tax discount rates (%)		Terminal growth rates (%)
Cash Generating Unit	2024	2023	2024	2023
Networks	9.5	10.0	2.0	2.0
Cloud Software and Services	10.0	10.5	1.5	1.5
Global Communications Platform	13.5	11.0	3.5	3.5
Enterprise Wireless Solutions	11.0	11.0	3.5	3.5
iconectiv	n/a	10.5	n/a	3.5
Emodo	n/a	14.5	n/a	2.0
RedBee Media	n/a	12.5	n/a	2.0